Note 5 - Property, Plant and Equipment (Details Textual)	12 Months Ended
	Mar. 31, 2021 USD ($) ft²	Mar. 31, 2020 USD ($)	May 25, 2021 USD ($) ft² a
Number of Capital Expenditure Projects	2
Impairment of Long-Lived Assets Held-for-use		$ 4,338,419
Property, Plant and Equipment, Net, Ending Balance	$ 15,461,256	11,500,556
Subsequent Event [Member] | Facility in Sinton, Texas [Member]
Area of Land (Acre) | a			26.5
Lessee, Operating Lease, Term of Contract (Year)			99 years
Building [Member]
Area of Real Estate Property (Square Foot) | ft²	22,000
Payments to Acquire Productive Assets, Total	$ 1,083,000
Capital Expenditures Incurred but Not yet Paid	1,100,000
Equipment [Member]
Payments to Acquire Productive Assets, Total	6,733,000
Capital Expenditures Incurred but Not yet Paid	7,200,000
Facility in Sinton, Texas [Member] | Subsequent Event [Member]
Area of Real Estate Property (Square Foot) | ft²			70,000
Capital Expenditures, Expected Cost			$ 21,000,000
Pipe Finishing Facility [Member] | Tubular [Member]
Impairment of Long-Lived Assets Held-for-use	4,338,419
Property, Plant and Equipment, Net, Ending Balance	$ 1,771,450	$ 1,771,450